ROYALTY AGREEMENT (Details)	12 Months Ended
	Dec. 31, 2026 USD ($)	Jan. 31, 2026 USD ($) $ / T	Dec. 31, 2025 USD ($)	Jan. 31, 2025 $ / T	Jan. 31, 2024 $ / T
ROYALTY AGREEMENT
Adjusted threshold price (in dollars per ton)		71.7		69.41	67.75
Cyprus NMC
ROYALTY AGREEMENT
Adjusted threshold price (in dollars per ton)		71.7		69.41	67.75
Cyprus NMC | Maximum
ROYALTY AGREEMENT
Period for payments of overriding royalties on product shipments		30 days
Cyprus NMC | Minimum
ROYALTY AGREEMENT
Adjusted threshold price (in dollars per ton)		30
Advance royalty threshold | $		$ 500,000	$ 1,157,261
Cyprus NMC | Forecast | Minimum
ROYALTY AGREEMENT
Advance royalty threshold | $	$ 1,195,452